Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 338,020	R$ 52,149
Trade receivables	43,675	21,423
Contract assets	95,871	15,102
Tax receivables	11,317	4,993
Prepaid expenses and other assets	30,286	18,019
Total current assets	519,169	111,686
Deferred tax asset	22,488	11,698
Derivatives financial instruments		1,308
Other assets	4,774	584
Property and equipment, net	3,474	3,555
Right of use asset	2,106	2,976
Intangible assets, net	150,530	74,628
Total non-current assets	183,372	94,749
Total assets	702,541	206,435
Current liabilities
Loans and borrowings	31,001	44,060
Trade and other payables	106,023	78,389
Contract liabilities	1,672	1,291
Lease liabilities	1,292	1,094
Deferred consideration, contingent liabilities and others	26,669	13,337
Taxes payable	14,733	3,859
Total current liabilities	181,390	142,030
Loans and borrowings	47,670	102,534
Lease liabilities	1,141	2,250
Derivatives financial instruments	6,412
Deferred consideration, contingent liabilities and others	35,574	16,487
Deferred income tax	8,929	7,029
Total non-current liabilities	99,726	128,300
Total liabilities	281,116	270,330
Net assets	421,425	(63,895)
EQUITY
Share capital	425	55,818
Additional paid in capital	872,771
Treasury shares	(508)
Capital reserves	20,300	15,999
Other comprehensive loss	(6,840)	(1,022)
Accumulated loss	(468,869)	(140,477)
Equity attributable to the equity holders	417,279	(69,682)
Non-controlling interests	4,146	5,787
Total equity	R$ 421,425	R$ (63,895)